SCHEDULE OF CASH AND CASH EQUIVALENTS AND RESTRICTED CASH (Details) $ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 HKD ($)
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 4,035	$ 31,470	$ 30,240	$ 37,709
Restricted cash			1,223
Cash, cash equivalents and restricted cash	$ 4,035	$ 31,470	$ 31,463